IFRSs not yet adopted - carrying amount of the net assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in classification
Cash and cash equivalents	€ 10,155	€ 8,254
Other current assets	12,821	13,634
Property, plant and equipment	56,332	56,299	€ 53,943
Other non-current assets	2,236	1,029
Non-current assets	90,269	79,888
TOTAL ASSETS	152,130	137,765
Current financial liabilities	8,427	5,028
Other current liabilities	12,473	15,756
Non-current financial liabilities	23,441	28,103
Other non-current liabilities	3,234	2,246
Non-current liabilities	48,075	49,970
TOTAL LIABILITIES	€ 96,900	€ 93,246